Parnassus Mid Cap Fund

Portfolio of Investments as of September 30, 2025 (unaudited)

		$
Equities	Shares	Market Value ($)

Aerospace & Defense (0.3%)

StandardAero Inc.[q]	325,000		8,869,250

Banks (2.5%)

Truist Financial Corp.	1,421,042		64,970,040

Capital Markets (9.4%)

Ares Management Corp., Class A	293,869		46,986,714

Cboe Global Markets Inc.	342,751		84,059,683

The Bank of New York Mellon Corp.	1,046,400		114,015,744

			245,062,141

Commercial Services & Supplies (3.0%)

Republic Services Inc., Class A	339,211		77,842,140

Construction Materials (2.3%)

Vulcan Materials Co.	190,620		58,638,524

Distributors (1.6%)

Pool Corp.	136,113		42,204,558

Diversified Financial Services (3.0%)

Fidelity National Information Services	1,188,449		78,366,327

Electrical Equipment (2.3%)

Hubbell Inc., Class B	140,685		60,538,162

Equity Real Estate Investment Trusts (7.5%)

CBRE Group Inc., Class Aq	683,044		107,620,413

CoStar Group Inc.[q]	408,397		34,456,455

Realty Income Corp.	893,763		54,331,853

			196,408,721

Food & Staples Retailing (2.6%)

US Foods Holding Corp.[q]	876,691		67,172,064

Health Care Equipment & Supplies (4.1%)

Alcon AG	472,230		35,185,857

Edwards Lifesciences Corp.[q]	474,917		36,934,295

Insulet Corp.[q]	114,911		35,476,473

			107,596,625

Hotels, Restaurants & Leisure (1.8%)

Hilton Worldwide Holdings Inc.	180,885		46,928,804

Household Durables (2.5%)

D.R. Horton Inc.	388,335		65,811,132

Independent Power & Renewable Electricity Producers (2.8%)

		$

Brookfield Renewable Corp.	2,140,529		73,677,008

Insurance (6.6%)

Brown & Brown Inc.	620,847		58,229,240

The Allstate Corp.	218,526		46,906,606

W. R. Berkley Corp.	860,766		65,951,891

			171,087,737

Life Sciences Tools & Services (3.0%)

Agilent Technologies Inc.	312,363		40,091,791

IQVIA Holdings Inc.[q]	199,552		37,902,907

			77,994,698

Machinery (4.5%)

Pentair plc	426,906		47,284,109

Xylem Inc.	482,904		71,228,340

			118,512,449

Professional Services (7.0%)

Broadridge Financial Solutions Inc.	294,691		70,186,556

TransUnion	968,311		81,125,096

Verisk Analytics Inc., Class A	125,238		31,498,609

			182,810,261

Road & Rail (1.0%)

Old Dominion Freight Line Inc.	177,577		24,999,290

Semiconductors & Semiconductor Equipment (8.9%)

KLA Corp.	93,624		100,982,846

Lam Research Corp.	700,715		93,825,739

NXP Semiconductors NV	161,077		36,682,065

			231,490,650

Software (13.2%)

Atlassian Corp., Class Aq	218,716		34,928,945

Autodesk Inc.[q]	239,859		76,196,009

BILL Holdings Inc.[q]	500,059		26,488,125

Guidewire Software Inc.[q]	122,751		28,215,545

Roper Technologies Inc.	93,440		46,597,594

Synopsys Inc.[q]	153,823		75,894,730

Workday Inc., Class Aq	226,105		54,430,257

			342,751,205

Specialty Retail (2.3%)

O’Reilly Automotive Inc.[q]	561,581		60,544,048

Technology Hardware, Storage & Peripherals (4.1%)

Sandisk Corp.[q]	541,770		60,786,594

Western Digital Corp.	388,233		46,611,254

			107,397,848

Trading Companies & Distributors (3.1%)

Ferguson Enterprises Inc.	364,356		81,827,071

Total investment in equities (99.4%)

(cost $1,906,182,689)			2,593,500,753

			$	$		$
Short-Term Securities	Interest Rate	Maturity Date		Principal Amount ($)		Market Value ($)

Time Deposits (0.7%)

JPMorgan Chase, New York	3.44%	10/01/2025			18,653,861		18,653,861

Total short-term securities (0.7%)

(cost $18,653,861)							18,653,861

Total securities (100.1%)

(cost $1,924,836,550)							2,612,154,614

Other assets and liabilities (-0.1%)							(2,880,355)

Total net assets (100.0%)							2,609,274,259

q	This security is non-income producing.

plc	Public Limited Company

AG	Aktiengesellschaft

NV	Naamloze Vennootschap